Note 9 - Short-Term Borrowings (Detail) - Outstanding Balances and Related Information of Short-Term Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at year-end	$ 6,538	$ 7,392	$ 7,632
Average balance outstanding	7,005	7,276	7,320
Maximum month-end balance	$ 7,458	$ 7,552	$ 8,178
Weighted-average rate at year-end	2.97%	3.14%	3.10%
Weighted-average rate during the year	3.15%	3.23%	3.40%